INTANGIBLE ASSETS AND GOODWILL - Schedule of Estimated Future Amortization Expense on Acquired Intangibles (Details) - USD ($) $ in Thousands	Jan. 31, 2022	Jan. 31, 2021
Intangible Assets - Future Amortization [Abstract]
2023	$ 1,622
2024	702
2025	628
2026	127
2027	83
Net	$ 3,162	$ 5,299